Financial Risk Management - Secured and Unsecured Consumer Loans (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018
Disclosure of credit risk exposure [line items]
Loans and advances	¥ 90,682,938	¥ 84,805,192	¥ 85,129,070
Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	91,546,318		85,859,927
Gross carrying amount [member] | Domestic [member]
Disclosure of credit risk exposure [line items]
Loans and advances	59,856,165		57,830,627
Gross carrying amount [member] | Domestic [member] | Consumer [member]
Disclosure of credit risk exposure [line items]
Loans and advances	16,187,195		16,363,489
Gross carrying amount [member] | Housing loan [member] | Domestic [member] | Consumer [member]
Disclosure of credit risk exposure [line items]
Loans and advances	11,216,711		11,482,678
Gross carrying amount [member] | Secured loans [Member] | Domestic [member] | Consumer [member]
Disclosure of credit risk exposure [line items]
Loans and advances	12,008,728		12,255,845
Gross carrying amount [member] | Secured loans [Member] | Housing loan [member] | Domestic [member] | Consumer [member]
Disclosure of credit risk exposure [line items]
Loans and advances	¥ 11,216,711		¥ 11,482,678